Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Interest expense limitations	$ 12,205	$ 8,225
Tax credit carryforwards	1,630	1,623
Net operating loss carryforwards	39,714	31,732
Stock based compensation	3,233	2,037
Operating lease liabilities	404	510
Others	1,753	2,285
Total Deferred Tax Assets	58,939	46,412
Valuation allowance	(56,643)	(43,514)
Total Deferred Tax Assets	2,296	2,898
Deferred Tax Liabilities:
Amortization of intangibles	(1,975)	(2,486)
Other	(2)	0
Operating lease right-of-use assets	(319)	(412)
Total Deferred Tax Liabilities	$ (2,296)	$ (2,898)